SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION [Abstract]
Summary of Stock Option Activity Under Stock Option and Incentive Plans
	Number of shares	Weighted Average Per Share Exercise Price (US$)	Weighted- Average Grant-Date Fair Value Per Share (US$)	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (US$)
Outstanding, January 1, 2014	20,735,235	0.64	0.37	—	—
Granted	2,213,500	2.21	1.18	—	—
Exercised	(1,625,770)	0.62	0.38	—	—
Expired	(119,735)	0.79	0.58	—	—
Forfeited	(1,018,960)	1.36	0.84	—	—
Outstanding, December 31, 2014	20,184,270	0.78	0.44	2.61	21,794
Vested and expected to vest at December 31, 2014	18,624,996	0.70	0.39	2.37	21,518
Exercisable at December 31, 2014	14,785,600	0.43	0.20	1.47	21,164

Schedule of Assumptions Used to Estimate Fair Value of Share Options
	2012	2013	2014
Expected volatility range	70.34%	73.73%-74.20%	74.86%-75.0%
Risk-free interest rate	1.1%	2.0%-2.25%	2.14%-2.17%
Dividend yield	0%	0%	0%
Sub optimal early exercise factor	1.5-2.5	1.5-2.5	1.5-2.8

Schedule of Total Share-Based Compensation Expenses
	2012	2013	2014
	RMB	RMB	RMB	US$
Fulfillment	1,922	1,755	2,126	343
Marketing	332	412	509	82
Technology and content	1,015	964	1,075	173
General and administrative	7,918	7,977	6,707	1,081